Note 1 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of June 30, 2013, the Company had $146 in cash and equivalents.